GOF-P1 04/26

SUPPLEMENT DATED APRIL 1, 2026
TO THE PROSPECTUS OF EACH
FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A AND SCHEDULE B

I. For each of the funds listed in Schedule A and Schedule B, the following disclosure replaces and supersedes the corresponding Merrill Lynch disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

MERRILL LYNCH

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement. On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement

II. For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Edward Jones disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

EDWARD D. JONES & CO., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Franklin Templeton funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton fund family and Franklin Templeton 529 funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

• Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

• Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

III. For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Baird disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

Robert W. Baird & Co. (“Baird”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

• Shares purchased within 90 days following a redemption from a Franklin Templeton fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

• Breakpoints as described in this Prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of Franklin Templeton fund assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

IV. For each of the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

• Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

• Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gifts of shares will not be considered when determining breakpoint discounts.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Franklin Alternative Strategies Fund	October 1, 2025

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2025

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2025

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2026
Franklin Growth Fund	February 1, 2026
Franklin Income Fund	February 1, 2026
Franklin U.S. Government Securities Fund	February 1, 2026
Franklin Utilities Fund	February 1, 2026

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2025

Fund	Date of Prospectus
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2025
Franklin Corefolio Allocation Fund	May 1, 2025
Franklin Global Allocation Fund	May 1, 2025
Franklin Growth Allocation Fund	May 1, 2025
Franklin LifeSmart™ Retirement Income Fund	May 1, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2025
Franklin Moderate Allocation Fund	May 1, 2025

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund	December 1, 2025

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2025

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2026

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2026
Franklin Equity Income Fund	March 1, 2026
Franklin Floating Rate Daily Access Fund	March 1, 2026
Franklin Long Duration Credit Fund	March 1, 2026
Franklin Low Duration Total Return Fund	March 1, 2026
Franklin Low Duration U.S. Government Securities Fund	March 1, 2026
Franklin Managed Income Fund	March 1, 2026
Franklin Total Return Fund	March 1, 2026

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2026

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2025

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2025
Franklin Mutual Global Discovery Fund	May 1, 2025
Franklin Mutual International Value Fund	May 1, 2025

Fund	Date of Prospectus
Franklin Mutual Quest Fund	May 1, 2025
Franklin Mutual Shares Fund	May 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2026

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2025
Franklin Growth Opportunities Fund	September 1, 2025
Franklin Natural Resources Fund	September 1, 2025
Franklin Small Cap Growth Fund	September 1, 2025
Franklin Small-Mid Cap Growth Fund	September 1, 2025
Franklin Core Plus Bond Fund	September 1, 2025

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2025
Franklin Arizona Tax-Free Income Fund	July 1, 2025
Franklin Colorado Tax-Free Income Fund	July 1, 2025
Franklin Connecticut Tax-Free Income Fund	July 1, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2025
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2025
Franklin Georgia Tax-Free Income Fund	July 1, 2025
Franklin High Yield Tax-Free Income Fund	July 1, 2025
Franklin Louisiana Tax-Free Income Fund	July 1, 2025
Franklin Maryland Tax-Free Income Fund	July 1, 2025
Franklin Massachusetts Tax-Free Income Fund	July 1, 2025
Franklin Michigan Tax-Free Income Fund	July 1, 2025
Franklin Minnesota Tax-Free Income Fund	July 1, 2025
Franklin Missouri Tax-Free Income Fund	July 1, 2025
Franklin New Jersey Tax-Free Income Fund	July 1, 2025
Franklin North Carolina Tax-Free Income Fund	July 1, 2025
Franklin Ohio Tax-Free Income Fund	July 1, 2025
Franklin Oregon Tax-Free Income Fund	July 1, 2025
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2025
Franklin Virginia Tax-Free Income Fund	July 1, 2025

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2026
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2026
Franklin Small Cap Value Fund	March 1, 2026

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust	May 1, 2025

Fund	Date of Prospectus

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2026
Templeton World Fund	January 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund	January 1, 2026
Templeton Global Dynamic Income Fund	May 1, 2025

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund	January 1, 2026

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc.	January 1, 2026

TEMPLETON INCOME TRUST
Templeton Global Bond Fund	May 1, 2025
Templeton Global Bond Enhanced Fund	May 1, 2025
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2025

SCHEDULE B

Fund	Date of Prospectus
FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2025

Please retain this supplement for future reference.